Greenspring Fund
Greenspring Fund
Investment Objectives.
The Greenspring Fund’s (the “Fund”) primary investment objective is long-term capital appreciation through a total return approach to investing.
Income is an important, but secondary, objective.
Fund Fees and Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Greenspring Fund retail
Management Fees	0.74%
Other Expenses	0.24%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.99%	[1]
[1]	Total Annual Fund Operating Expenses for the Fund will not correlate to the Ratio of Expenses to Average Net Assets shown in the Fund's most recent Annual Report and in the Financial Highlights section of the Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  It assumes that:

• You invest $10,000 in the Fund for the periods indicated;

• You redeem in full at the end of each of the periods indicated;

• Your investment has a 5% return each year; and

• The Fund’s operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Greenspring Fund | retail | USD ($)	101	315	547	1,213

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxable distributions on Fund shares that are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests in stocks its investment adviser, Corbyn Investment Management, Inc. (“Corbyn” or the “Adviser”), believes are undervalued at the time of purchase and fixed income investments, including corporate, convertible, and high yield bonds (sometimes referred to as below investment grade bonds or “junk bonds”) that have the potential to provide income, capital appreciation or a combination of both.  The Fund invests primarily in securities of U.S. issuers.  The Fund may invest in companies of any market capitalization that its Adviser believes are undervalued relative to historical valuations, the company’s peers, the securities market in general or its value as a private company and provide an attractive risk/reward value.  The Adviser utilizes a bottom-up approach whereby it researches individual companies regardless of the industry.  The Fund’s investment style is typically referred to as a “value” investing approach.  The Fund may also invest in companies in the process of financial restructuring or liquidation.  If the Fund cannot find securities that meet its investment criteria, or for cash management purposes, it may invest in high-quality, short-term money market instruments, including money market funds.  The size of the Fund’s cash reserves may reflect the Adviser’s ability to find securities that meet its investment strategies rather than the market outlook.

Principal Investment Risks.
The risks associated with an investment in the Fund can increase during times of significant market volatility.  The principal risks of the Fund are:

•	There is a risk that you could lose all or a portion of your investment in the Fund.

•
Value investing may be out of favor.  There is a risk that value-oriented investments may not perform as well as the rest of the stock market as a whole.  Value stocks may remain undervalued during a given period.  This may happen, among other reasons, because value stocks, as a category, lose favor with investors compared to growth stocks.

•
Although the Fund’s Adviser invests in companies it considers undervalued relative to their peers or the general stock market, there is a risk that the value of these securities may decline or may not reach what the Adviser believes are their full value.  In addition, there is the risk that securities judged to be undervalued may actually be appropriately priced.

•
In general, values of equity securities, including common and preferred stocks, fluctuate in response to changes in a company’s financial condition or prospects (including actual or anticipated earnings) as well as general market, economic and political conditions and other factors. Equity securities generally fluctuate in value more than bonds, and may decline in value over short or extended periods.

•
The Fund may invest in securities of micro-, small- and mid-capitalization companies that tend to be more volatile and less liquid than securities of large-capitalization companies, which can negatively affect the Fund’s ability to purchase or sell these securities.

•
Debt securities, such as bonds, involve interest rate risk, credit risk, prepayment risk and extension risk, among other risks.  Other factors may affect debt securities, such as the financial condition of a particular issuer and general economic conditions. The yield earned by the Fund on debt securities will vary with changes in interest rates earned on the Fund’s investments.

•
Changes in interest rates will affect the value of the Fund’s investments.  Generally, prices of debt securities tend to fall when prevailing interest rates rise and rise when prevailing interest rates fall.  Interest rates across the U.S. economy have recently increased and may continue to increase, thereby heightening the Fund’s exposure to the risks associated with rising interest rates..  Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price.  Thus, the Fund’s sensitivity to interest rate risk will increase with any increase in the overall duration of the debt securities held by the Fund.

•
Credit risk is the risk that the issuer or the guarantor of a fixed income security is unable or unwilling, or is perceived to be unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations.  Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.  The downgrade of the credit rating of a security may decrease its value.

•
Prepayment risk is the risk that when interest rates are low, issuers will often repay the obligation underlying a “callable security” early, in which case the Fund may have to reinvest the proceeds in an investment offering a lower yield and may not benefit from any increase in value that might otherwise result from declining interest rates.

•
Extension risk is the risk that higher interest rates will often result in slower payoffs of lower coupon bonds, which effectively increases duration risk, heightens interest rate risk, and increases the potential for price declines.

•
High yield bonds (sometimes referred to as below investment grade bonds or “junk bonds”) are securities rated BB or lower by Standard & Poor’s Ratings Services (“S&P”), Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”) or, if unrated, deemed by the Fund’s Adviser to be of comparable quality.  High yield bonds are speculative in nature, involve greater credit risk and risk of default by the issuer, and may be less liquid and subject to greater market fluctuations than higher-rated fixed income securities. High yield bonds are usually more sensitive to economic conditions and individual corporate developments than higher-rated securities, which may adversely affect their value.

•
Investment grade securities are securities rated BBB or higher by S&P or Baa or higher by Moody's. Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher-rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may possess certain speculative characteristics.

•
The value of a convertible security, which is a form of hybrid security, typically increases or decreases with the price of the underlying common stock.  In general, a convertible security is subject to the market risks of stocks when the underlying stock’s price is high relative to the conversion price and is subject to the market risks of debt securities when the underlying stock’s price is low relative to the conversion price. Many convertible securities have credit ratings that are below investment grade and are subject to the same risks as an investment in high yield bonds, including interest rate risk.

•
Preferred stock represents an equity interest in a company that generally entitles the holder to receive dividends and a fixed share of the proceeds from the company’s liquidation.  Preferred stock is subject to issuer-specific and market risk applicable generally to equity securities, and is also subject to many of the risks associated with debt securities, including interest rate risk.  The value of preferred stock may decline if dividends are not paid.  In certain situations an issuer may call or redeem its preferred stock or convert it to common stock.  The market prices of preferred stocks are generally more sensitive to actual or perceived changes in the issuer’s financial condition or prospects than are the prices of debt securities.

•
Certain of the Fund’s investments may be or become illiquid.  An illiquid investment may be difficult to sell or value and the Fund may be unable to sell illiquid investments at the time or price it desires and could lose its entire investment in such investments.  The Fund also may be required to dispose of other investments at unfavorable times or prices to satisfy its obligations, which may result in a loss or may be costly to the Fund.

•
Market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed income securities.  Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.  The Fund may experience periods of heavy redemptions that could cause it to sell assets at inopportune times, at a loss, or at depressed values.  This risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund’s performance.

•
The Fund may invest in actual or anticipated special situations such as financial restructurings or liquidations.  These transactions may not be completed as the Fund’s Adviser anticipates or may take an excessive amount of time to be completed.  They also may be completed on different terms than the Adviser anticipates, resulting in a loss to the Fund.  Some special situations may be so uncertain that the Fund may lose its entire investment in the situation.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with the Russell 3000® Index, a broad measure of market performance, as well as the Lipper Flexible Portfolio Fund Index, a more narrowly based index, which includes funds that allocate assets across various asset classes with a focus on total return.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.greenspringfund.com or by calling the Fund toll-free at (800) 366-3863.

Calendar Year Total Returns as of December 31

Best and Worst Performing Quarters During the Last 10 Years
	Quarter/Year	Total Return
Best	June 30, 2009	12.21%
Worst	December 31, 2008	-8.85%

Average Annual Total Returns (For the periods ended December 31, 2017)
Average Annual Returns - Greenspring Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
retail	Return Before Taxes	7.82%	6.96%	5.59%	9.37%	Jul. 01, 1983
After Taxes on Distributions | retail	Return After Taxes on Distributions	5.40%	5.29%	4.13%	7.10%
After Taxes on Distributions and Sale of Fund Shares | retail	Return After Taxes on Distributions and Sale of Fund Shares	6.20%	5.10%	4.05%	6.87%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	21.13%	15.58%	8.60%	10.78%	Jul. 01, 1983
Lipper Flexible Portfolio Fund Index (reflects no deduction for fees, expenses, or taxes)	Lipper Flexible Portfolio Fund Index (reflects no deduction for fees, expenses, or taxes)	15.47%	7.77%	5.21%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.